Assets held for sale and discontinued operations - Detailed Information About Major Classes Of Assets And Liabilities Held For Sale (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Non-current assets
Goodwill	£ 10,170.7	£ 13,202.8		£ 12,952.9
Other	1,468.8	1,842.0		2,018.4
Property, plant and equipment	876.0	1,083.0		979.5
Right-of-use assets	1,734.5
Interests in associates and joint ventures	813.0	796.8	[1]	1,065.2	[1]
Other investments	498.3	666.7		£ 1,153.5
Deferred tax assets	187.9	153.0
Trade and other receivables	137.6	180.0
Non-current assets	15,886.8	17,924.3
Current assets
Corporate income tax recoverable	165.4	198.7
Trade and other receivables	11,822.3	13,101.5
Cash and short-term deposits	2,969.0	2,643.2
Current assets	15,442.0	15,943.4
Current liabilities
Trade and other payables	(14,186.8)	(15,038.4)
Corporate income tax payable	(499.9)	(545.9)
Bank overdrafts	(461.3)	(1,025.1)
Short-term lease liabilities	(302.2)
Current liabilities	(15,620.6)	(16,609.4)
Non-current liabilities
Trade and other payables	(483.3)	(841.4)
Deferred tax liabilities	(379.8)	(479.5)
Provisions for post-employment benefits	(159.0)	(184.3)
Provisions for liabilities and charges	(247.8)	(311.7)
Long-term lease liabilities	(1,947.5)
Non-current liabilities	(7,264.7)	£ (7,451.7)
Discontinued operations [member]
Non-current assets
Property, plant and equipment	115.7
Right-of-use assets	103.5
Interests in associates and joint ventures	92.3
Other investments	11.5
Deferred tax assets	44.1
Current assets
Corporate income tax recoverable	49.8
Current liabilities
Corporate income tax payable	(48.2)
Non-current liabilities
Deferred tax liabilities	(98.6)
Provisions for post-employment benefits	(26.7)
Provisions for liabilities and charges	(22.4)
Discontinued operations [member] | Assets and liabilities classified as held for sale [member]
Non-current assets
Goodwill	155.4
Other	5.9
Property, plant and equipment	12.8
Right-of-use assets	25.7
Interests in associates and joint ventures	4.6
Other investments	0.6
Deferred tax assets	5.9
Trade and other receivables	2.6
Non-current assets	213.5
Current assets
Corporate income tax recoverable	15.9
Trade and other receivables	189.4
Cash and short-term deposits	66.5
Current assets	271.8
Total assets classified as held for sale	485.3
Current liabilities
Trade and other payables	(130.4)
Corporate income tax payable	(3.8)
Bank overdrafts	(0.2)
Short-term lease liabilities	(3.9)
Current liabilities	(138.3)
Non-current liabilities
Trade and other payables	(1.3)
Deferred tax liabilities	(1.2)
Provisions for post-employment benefits	(8.5)
Provisions for liabilities and charges	(0.6)
Long-term lease liabilities	(20.5)
Non-current liabilities	(32.1)
Total liabilities associated with assets classified as held for sale	(170.4)
Net assets of disposal group	£ 314.9

[1]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.